General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
General and Administrative Expenses

Note 12 – General and Administrative Expenses

	Year ended December 31,
	2022	2021	2020
		(in thousands)
Stock-based compensation	$913	$1,225	$1,194
Professional fees	1,084	897	796
Salaries and benefits	1,164	1,617	828
Rent and office-maintenance fees	401	530	430
Investor relations and business development expenses	59	242	293
Insurance and other expenses	1,035	1,150	587
	$4,656	$5,661	$4,128

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements